Derivative Financial Instruments - Values Attributed to Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	$ (44,653)	$ (629)
Derivative financial instruments converted into common shares of the Company	34,398
Addition of derivative financial liability in connection with Due to Affiliate		(37,613)
Addition of interest rate caps	490	11
Fair value gain (loss)	(220,177)	(6,422)
Derivative assets (liabilities), ending balance	(229,942)	(44,653)
Derivative financial assets	363	841
Derivative financial liabilities	230,305	45,494
Conversion/redemption options
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	841	(657)
Derivative financial instruments converted into common shares of the Company	34,398
Addition of derivative financial liability in connection with Due to Affiliate		0
Addition of interest rate caps	0	0
Fair value gain (loss)	(35,239)	1,498
Derivative assets (liabilities), ending balance	0	841
Derivative financial assets		$ 841
Conversion/redemption options | Implied volatility
Disclosure of detailed information about financial instruments [line items]
Significant observable input, assets		30.69%
Conversion/redemption options | Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant observable input, assets		0.21%
Conversion/redemption options | Dividend yield
Disclosure of detailed information about financial instruments [line items]
Significant observable input, assets		2.45%
Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	0	$ 28
Derivative financial instruments converted into common shares of the Company	0
Addition of derivative financial liability in connection with Due to Affiliate		0
Addition of interest rate caps	490	11
Fair value gain (loss)	(127)	(39)
Derivative assets (liabilities), ending balance	363	0
Derivative financial assets	363
Exchange/prepayment options
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	(45,494)	0
Derivative financial instruments converted into common shares of the Company	0
Addition of derivative financial liability in connection with Due to Affiliate		(37,613)
Addition of interest rate caps	0	0
Fair value gain (loss)	(184,811)	(7,881)
Derivative assets (liabilities), ending balance	(230,305)	(45,494)
Derivative financial liabilities	$ 230,305	$ 45,494